Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Positive Change Equities Fund

	Shares	Value
COMMON STOCKS — 96.3%
BELGIUM — 3.1%
Umicore SA	129,236	$5,586,533

BRAZIL — 6.0%
MercadoLibre, Inc.*	7,124	8,473,855
NU Holdings Ltd., Class A *	299,097	2,309,029
		10,782,884
CANADA — 2.5%
AbCellera Biologics, Inc.*	151,279	1,474,970
Shopify, Inc., Class A *	4,389	2,966,789
		4,441,759
CHINA — 1.3%
Alibaba Group Holding Ltd.*	176,000	2,401,821

DENMARK — 8.5%
Chr. Hansen Holding A/S	52,290	3,839,497
Novozymes A/S, B Shares	60,559	4,152,179
Orsted AS*	57,364	7,180,338
		15,172,014
INDIA — 3.2%
Housing Development Finance Corp., Ltd.	183,045	5,723,467

INDONESIA — 3.3%
Bank Rakyat Indonesia Persero Tbk PT	18,250,117	5,894,509

JAPAN — 2.5%
M3, Inc.	123,900	4,474,771

KENYA — 0.7%
Safaricom PLC	4,006,900	1,185,972

NETHERLANDS — 8.6%
ASML Holding NV	23,067	15,413,874

SOUTH AFRICA — 2.9%
Discovery Ltd.*	416,130	5,183,604

SWEDEN — 2.0%
Nibe Industrier AB, B Shares	322,022	3,569,471

TAIWAN — 7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	659,000	13,518,411

UNITED KINGDOM — 0.8%
FDM Group Holdings PLC	101,521	1,401,434

UNITED STATES — 43.4%
10X Genomics, Inc., Class A *	36,293	2,760,808
ABIOMED, Inc.*	15,117	5,007,355
Alnylam Pharmaceuticals, Inc.*	30,693	5,011,860
Berkeley Lights, Inc.*	40,050	284,755
Beyond Meat, Inc.*	31,154	1,505,050
Coursera, Inc.*	117,418	2,705,311
Deere & Co.	22,005	9,142,197
Dexcom, Inc.*	19,726	10,091,822
Duolingo, Inc.*	16,072	1,528,608
Ecolab, Inc.	18,781	3,315,973
Illumina, Inc.*	22,612	7,900,633
Moderna, Inc.*	51,545	8,879,142
Peloton Interactive, Inc., Class A *	33,585	887,316

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Positive Change Equities Fund

	Shares	Value
UNITED STATES (continued)
Teladoc Health, Inc.*	46,657	$3,365,369
Tesla, Inc.*	10,363	11,167,169
Xylem, Inc.	49,842	4,249,529
		77,802,897
Total Common Stocks
(cost $171,934,704)		172,553,421
PREFERRED STOCK — 2.0%
GERMANY — 2.0%
Sartorius AG 0.31% (cost $3,407,217)	8,040	3,548,406
TOTAL INVESTMENTS — 98.3%
(cost $175,341,921)		$176,101,827
Other assets less liabilities — 1.7%		3,106,696
NET ASSETS — 100.0%		$179,208,523

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford Positive Change Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$93,027,540	$79,525,881	$—	$172,553,421
Preferred Stocks**	—	3,548,406	—	3,548,406
Total	$93,027,540	$83,074,287	$—	$176,101,827

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.